Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Equity
19. Equity

Series A Preferred Stock and Series A-2 Preferred Stock

The Company’s preferred shares authorized, issued and outstanding consisted of the following:

	December 31,
	2019	2018
Preferred shares authorized, $0.001 par value	20,000,000	20,000,000
Series A shares issued and outstanding	6,375	6,375
Series A-2 shares issued and outstanding	4,000	14,000

In connection with the issuance of the Series A Convertible Preferred Stock, the Company adopted a Certificate of Designation of Series A Convertible Participating Preferred Stock on May 29, 2014 (the "Series A Certificate"). In connection with the issuance of the Series A-1 Preferred Stock on September 22, 2014, the Company adopted the Certificate of Designation of Series A-1 Convertible Participating Preferred Stock (the "Series A-1 Certificate") and also amended and restated the Series A Certificate. In connection with the issuance of the Series A-2 Preferred Stock on January 5, 2015, the Company adopted the Certificate of Designation of Series A-2 Convertible Participating Preferred Stock (the "Series A-2 Certificate") and also amended and restated the Series A Certificate and the Series A-1 Certificate. On August 10, 2015, the Company adopted certain Certificates of Correction of the Certificates of Amendment to the Certificates of Designation of the Series A Certificate, the Series A-1 Certificate and the Series A-2 Certificate, and on June 24, 2016 the Company adopted certain amendments to the Series A-1 Certificate of Designation. The Series A Certificate, the Series A-1 Certificate and the Series A-2 Certificate together, as amended, are referred to as the "Certificates of Designation."

The following summary of the terms of the Preferred Stock and the Certificates of Designation is qualified in its entirety by the complete terms of the Certificates of Designation.

Dividends. The Preferred Stock accrues a cumulative quarterly cash dividend at an annualized rate of 7.50%. The accrued value of the Preferred Stock will accrete quarterly at an annualized rate of 4.00% that is reduced to 2.00% or 0.00% if the Company achieves specified rates of growth measured by increases in its net asset value; provided, that the accreting dividend rate will be 7.25% in the event that (i) the daily volume weighted average price ("VWAP") of the common stock is less than a certain threshold amount, (ii) the common stock is not registered under Section 12(b) of the Securities Exchange Act of 1934, as amended, (iii) following May 29, 2015, the common stock is not listed on certain national securities exchanges or (iv) the Company is delinquent in the payment of any cash dividends. The Preferred Stock is also entitled to participate in cash and in-kind distributions to holders of shares of common stock on an as-converted basis.

Optional Conversion. Each share of Preferred Stock may be converted by the holder into common stock at any time based on the then applicable conversion price. Pursuant to the Series A Certificate, each share of Series A Preferred Stock is currently convertible at a conversion price of $4.24. Pursuant to the Series A-2 Certificate, each share of Series A-2 Preferred Stock is currently convertible at a conversion price of $7.01. Such conversion prices are subject to adjustment for dividends, certain distributions, stock splits, combinations, reclassifications, reorganizations, mergers, recapitalizations and similar events, as well as in connection with issuances of equity or equity-linked or other comparable securities by the Company at a price per share (or with a conversion or exercise price or effective issue price) that is below the applicable conversion price (which adjustment shall be made on a weighted average basis).

Redemption by the Holders / Automatic Conversion. On May 29, 2021, holders of the Preferred Stock are entitled to cause the Company to redeem the Preferred Stock at the accrued value per share plus accrued but unpaid dividends (to the extent not included in the accrued value of Preferred Stock). Each share of Preferred Stock that is not so redeemed will be automatically converted into shares of common stock at the conversion price then in effect. Upon a change of control (as defined in the Certificates of Designation) holders of the Preferred Stock are entitled to cause the Company to redeem their Preferred Stock at a price per share of Preferred Stock equal to the greater of (i) the accrued value of the Preferred Stock, which amount would be multiplied by 150% in the event of a change of control occurring on or prior to May 29, 2017, plus any accrued and unpaid dividends (to the extent not included in the accrued value of Preferred Stock), and (ii) the value that would be received if the share of Preferred Stock were converted into common stock immediately prior to the change of control.

Redemption by the Company. At any time after May 29, 2017, the Company may redeem the Preferred Stock, in whole but not in part, at a price per share generally equal to 150% of the original accrued value or on that date, plus accrued but unpaid dividends (to the extent not included in the accrued value of Preferred Stock), subject to the holder’s right to convert prior to such redemption.

Forced Conversion. After May 29, 2017, the Company may force conversion of the Preferred Stock into common stock if the common stock’s thirty-day VWAP exceeds 150% of the then-applicable Conversion Price and the common stock’s daily VWAP exceeds 150% of the then applicable Conversion Price for at least twenty trading days out of the thirty trading day period used to calculate the thirty-day VWAP. In the event of a forced conversion, the holders of Preferred Stock will have the ability to elect cash settlement in lieu of conversion if certain market liquidity thresholds for the common stock are not achieved.
Liquidation Preference. The Series A Preferred Stock ranks at parity with the Series A-2 Preferred Stock. In the event of any liquidation, dissolution or winding up of the Company (any such event, a "Liquidation Event"), the holders of Preferred Stock are entitled to receive per share the greater of (i) the accrued value of the Preferred Stock, which amount would be multiplied by 150% in the event of a Liquidation Event occurring on or prior to May 29, 2017, plus any accrued and unpaid dividends (to the extent not included in the accrued value of Preferred Stock), and (ii) the value that would be received if the share of Preferred Stock were converted into common stock immediately prior to such occurrence. The Preferred Stock will rank junior to any existing or future indebtedness but senior to the common stock and any future equity securities other than any future senior or pari-passu preferred stock issued in compliance with the Certificates of Designation.

Voting Rights. Except as required by applicable law, the holders of the shares of each series of Preferred Stock are entitled to vote on an as-converted basis with the holders of the other series of Preferred Stock (on an as-converted basis) and holders of the Company’s common stock on all matters submitted to a vote of the holders of common stock. Certain series of Preferred Stock are entitled to vote with the holders of certain other series of Preferred Stock on certain matters, and separately as a class on certain limited matters. Subject to maintenance of certain ownership thresholds by the initial purchasers of the Series A Preferred Stock also have the right to vote shares of Preferred Stock as a separate class for at least one director, as discussed below under "Board Rights."

Consent Rights. For so long as any of the Preferred Stock is outstanding, consent of the holders of shares representing at least 75% of certain of the Preferred Stock then outstanding is required for certain material actions.

Participation Rights. Pursuant to the securities purchase agreements entered into with the initial purchasers of the Series A Preferred Stock and the Series A-2 Preferred Stock, subject to meeting certain ownership thresholds, certain purchasers of the Series A Preferred Stock and the Series A-2 Preferred Stock are entitled to participate, on a pro-rata basis in accordance with their ownership percentage, determined on an as-converted basis, in issuances of equity and equity linked securities by the Company. In addition, subject to meeting certain ownership thresholds, certain initial purchasers of the Series A Preferred Stock and the Series A-2 Preferred Stock will be entitled to participate in issuances of preferred securities and in debt transactions of the Company.

As of December 31, 2019 Preferred A shares and Preferred A-2 shares were convertible into 1,523,972 and 570,613 shares, respectively of HC2 common stock, excluding CGI shares eliminated in consolidation, as discussed below.

Preferred Share Activity

CGI Purchase

On December 18, 2018 and December 20, 2018, CGI, a wholly owned subsidiary of the Company closed on the purchase of 6,125 shares of Series A Preferred Stock, convertible into a total of 1,464,209 shares of the Company's common stock. The shares and dividends accrued related to the Series A Preferred shares owned by CGI are eliminated in consolidation.

On January 11, 2019, CGI purchased 10,000 shares of Series A-2 Preferred Stock, which are convertible into a total of 1,426,534 shares of the Company's common stock, for a total consideration of $8.3 million. The shares and dividends accrued related to the Series A-2 Preferred Stock owned by CGI are eliminated in consolidation. The shares were purchased at a discount of $1.7 million, which was recorded within the Preferred dividends, deemed dividends, and repurchase gains line item of the Consolidated Statements of Operations as a deemed dividend.

Luxor and Corrib Conversions

On August 2, 2016, the Company entered into separate agreements with each of Corrib Master Fund, Ltd. ("Corrib"), then a holder of 1,000 shares of Series A Preferred Stock, and certain investment entities managed by Luxor Capital Group, LP ( "Luxor"), that together then held 9,000 shares of Series A-1 Preferred Stock. In conjunction with the conversions, the Company agreed to provide the following two forms of additional consideration for as long as the Preferred Stock remained entitled to receive dividend payments (the "Additional Share Consideration"):

•The Company agreed that in the event that Corrib and Luxor would have been entitled to any Participating Dividends payable, had they not converted the Preferred Stock (as defined in the respective Series A and Series A-1 Certificate of Designation), after the date of their Preferred Share conversion, then the Company will issue to Corrib and Luxor, on the date such Participating Dividends become payable by the Company, in a transaction exempt from the registration requirements of the Securities Act the number of shares of common stock equal to (a) the value of the Participating Dividends Corrib or Luxor would have received pursuant to Sections (2)(c) and (2)(d) of the respective Series A and Series A-1 Certificate of Designation, divided by (b) the Thirty Day VWAP (as defined in the respective Series A and Series A-1 Certificate of Designation) for the period ending two business days prior to the underlying event or transaction that would have entitled Corrib or Luxor to such Participating Dividend had Corrib’s or Luxor’s Preferred Stock remain unconverted.

•The Company agreed that it will issue to Corrib and Luxor, on each quarterly anniversary commencing May 29, 2017 (or, if later, the date on which the corresponding dividend payment is made to the holders of the outstanding Preferred Stock), through and until the Maturity Date (as defined in the respective Series A and Series A-1 Certificate of Designation), in a transaction exempt from the registration requirements of the Securities Act the number of shares of common stock equal to (a) 1.875% the Accrued Value (as defined in the respective Series A and Series A-1 Certificate of Designation) of Corrib’s or Luxor’s Preferred Stock as of the
Closing Date (as defined in applicable Voluntary Conversion Agreements) divided by (b) the Thirty Day VWAP (as defined in the respective Series A and Series A-1 Certificate of Designation) for the period ending two business days prior to the applicable Dividend Payment Date (as defined in the respective Series A and Series A-1 Certificate of Designation).

For the year ended December 31, 2019, 269,284 and 30,297 shares of the Company's common stock have been issued to Luxor and Corrib, respectively, in conjunction with the Conversion agreement. For the year ended December 31, 2018, 117,734 and 13,245 shares of the Company's common stock have been issued to Luxor and Corrib, respectively, in conjunction with the Conversion agreement.

The fair value of the Additional Share Consideration for the year ended December 31, 2019 and 2018 was valued by the Company at $0.8 million each on the date of issuance and was recorded within Preferred stock and deemed dividends from conversion line item of the Consolidated Statements of Operations as a deemed dividend.

Preferred Share Dividends

During the years ended December 31, 2019 and 2018, HC2's Board of Directors declared cash dividends with respect to HC2’s issued and outstanding Preferred Stock, excluding Preferred Stock owned by CGI which is eliminated in consolidation, as presented in the following table (in millions):

2019

Declaration Date	March 31, 2019	June 30, 2019	September 30, 2019	December 31, 2019
Holders of Record Date	March 31, 2019	June 30, 2019	September 30, 2019	December 31, 2019
Payment Date	April 15, 2019	July 15, 2019	October 15, 2019	January 15, 2020
Total Dividend	$0.2	$0.2	$0.2	$0.2

2018

Declaration Date	March 31, 2018	June 30, 2018	September 30, 2018	December 31, 2018
Holders of Record Date	March 31, 2018	June 30, 2018	September 30, 2018	December 31, 2018
Payment Date	April 16, 2018	July 17, 2018	October 15, 2018	January 15, 2019
Total Dividend	$0.5	$0.5	$0.5	$0.4

Warrants

In Connection with the acquisition of CGI and UTA in 2015, the Company issued five year warrants to purchase 2,000,000 shares of the Company's common stock at an exercise price of $7.08 per share, subject to customary adjustments for stock splits or similar transactions, exercisable on or after February 3, 2016. As of December 31, 2019, the holder can purchase 2,168,454 shares of the Company’s common stock at an exercise price of $6.53. The warrants expire on December 24, 2020.